Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 87.14%
FHLMC STRIPS Series 317 Class F3 (30 Day Average U.S. SOFR+0.63%)±	5.96%	11-15-2043	$3,488,572	$3,355,530
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.21	6-1-2052	4,380,357	4,119,066
FHLMC (RFUCCT1Y+1.62%)±	4.85	8-1-2046	4,494,082	4,535,205
FHLMC (RFUCCT1Y+1.62%)±	5.15	2-1-2046	17,995,534	18,193,641
FHLMC (RFUCCT1Y+1.62%)±	6.96	10-1-2043	3,491,189	3,552,769
FHLMC (RFUCCT1Y+1.63%)±	3.07	2-1-2050	7,849,767	7,624,243
FHLMC (RFUCCT1Y+1.63%)±	7.10	10-1-2043	3,789,556	3,845,161
FHLMC (RFUCCT1Y+1.64%)±	2.95	5-1-2049	19,004,714	18,793,128
FHLMC (RFUCCT1Y+1.66%)±	6.66	6-1-2043	8,403,618	8,542,307
FHLMC (RFUCCT1Y+1.66%)±	6.76	9-1-2045	3,231,903	3,288,496
FHLMC (RFUCCT1Y+1.85%)±	5.06	5-1-2042	504,968	513,556
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,077,129	1,062,811
FHLMC Series 4683 Class EA	2.50	5-15-2047	5,106,684	4,729,365
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	2,145,556	2,134,724
FNMA	2.50	8-1-2031	6,285,702	5,973,201
FNMA	3.00	8-1-2036	2,793,903	2,586,184
FNMA	3.00	11-1-2039	3,734,913	3,441,121
FNMA	3.50	7-1-2043	1,986,256	1,875,573
FNMA	4.00	3-1-2031	2,539,470	2,519,149
FNMA	4.00	2-1-2034	1,891,970	1,816,917
FNMA	4.00	6-1-2038	4,271,716	4,102,862
FNMA (1 Year Treasury Constant Maturity+2.04%)±	3.94	3-1-2049	2,280,020	2,224,228
FNMA (RFUCCT1Y+1.57%)±	6.56	9-1-2045	396,014	403,620
FNMA (RFUCCT1Y+1.58%)±	4.75	1-1-2046	565,817	573,518
FNMA (RFUCCT1Y+1.58%)±	5.00	6-1-2045	482,690	489,496
FNMA (RFUCCT1Y+1.58%)±	7.05	2-1-2046	413,763	423,155
FNMA (RFUCCT1Y+1.59%)±	5.55	5-1-2047	1,095,300	1,116,635
FNMA (RFUCCT1Y+1.61%)±	3.45	7-1-2049	18,233,974	17,188,602
FNMA (RFUCCT1Y+1.61%)±	6.34	9-1-2043	1,574,843	1,601,029
FNMA (RFUCCT1Y+1.69%)±	6.69	11-1-2042	364,804	373,484
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	2-25-2038	363,641	360,208
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2040	4,554,908	4,494,284
FNMA Series 2012-115 Class DF (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2042	2,920,450	2,797,689
FNMA Series 2012-124 Class FE (30 Day Average U.S. SOFR+0.46%)±	5.79	11-25-2042	12,917	12,336
FNMA Series 2013-130 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.84	1-25-2044	1,350,404	1,307,102
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2044	1,029,463	989,277
FNMA Series 2016-84 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.94	11-25-2046	59,005	56,471
FNMA Series 2017-112 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.79	1-25-2048	1,091,165	1,038,178
FNMA Series 2017-30 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2047	3,100,578	2,963,270
FNMA Series 2019-33 Class FN (30 Day Average U.S. SOFR+0.51%)±	5.84	7-25-2049	3,138,379	3,018,091
FNMA Series 2019-35 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	7-25-2049	1,260,335	1,211,261
FNMA Series 2019-50 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2049	3,583,386	3,450,552
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2020-37 Class DA	1.50%	6-25-2050	$1,862,119	$1,583,632
FNMA Series 2023-37 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74	8-25-2050	1,620,222	1,544,142
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	2,094,479	2,050,323
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	6.19	10-25-2039	4,152,383	4,111,920
GNMA Series 2010-167 Class FL (U.S. SOFR 1 Month+0.46%)±	5.80	12-20-2040	1,673,732	1,627,759
GNMA Series 2016-167 Class AC	2.25	3-20-2039	2,247,077	2,052,415
GNMA Series 2019-125 Class DF (U.S. SOFR 1 Month+0.56%)±	5.90	10-20-2049	2,352,919	2,262,230
GNMA Series 2022-107 Class DA	3.00	11-20-2038	10,141,820	9,668,333
Total agency securities (Cost $181,653,270)				177,598,249
Asset-backed securities: 2.45%
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	1,079,000	1,086,847
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,069,953	945,042
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.76	1-25-2037	1,296,965	1,279,095
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	555,879	499,466
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	1,176,000	1,181,812
Total asset-backed securities (Cost $5,172,512)				4,992,262
Non-agency mortgage-backed securities: 3.98%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	527,552	466,240
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	436,840	407,630
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.14	9-15-2036	2,545,000	2,468,314
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	93,155	92,194
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.21	5-25-2055	3,495,267	3,487,045
Verus Securitization Trust Series 2019-4 Class A1144A	3.64	11-25-2059	153,636	146,888
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	312,150	301,119
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	912,941	742,590
Total non-agency mortgage-backed securities (Cost $8,477,559)				8,112,020
U.S. Treasury securities: 8.05%
U.S. Treasury Notes	3.88	1-15-2026	3,781,000	3,722,217
U.S. Treasury Notes	4.25	10-15-2025	2,952,000	2,925,132
U.S. Treasury Notes	4.38	8-15-2026	1,157,000	1,152,706
U.S. Treasury Notes	4.50	11-30-2024	18,000	17,876
U.S. Treasury Notes	4.63	11-15-2026	881,000	884,786
U.S. Treasury Notes	5.00	9-30-2025	190,000	190,698
U.S. Treasury Notes	5.00	10-31-2025	7,487,000	7,520,925
Total U.S. Treasury securities (Cost $16,411,731)				16,414,340
See accompanying notes to portfolio of investments
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.60%
Investment companies: 2.60%
Allspring Government Money Market Fund Select Class♠∞		5.29%	5,293,214	$5,293,214
Total short-term investments (Cost $5,293,214)				5,293,214
Total investments in securities (Cost $217,008,286)	104.22%			212,410,085
Other assets and liabilities, net	(4.22)			(8,607,068)
Total net assets	100.00%			$203,803,017

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,619,516	$35,022,865	$(34,349,167)	$0	$0	$5,293,214	5,293,214	$112,006
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	550	3-28-2024	$112,230,880	$112,453,516	$222,636	$0
Short
Ultra 10-Year U.S. Treasury Notes	(53)	3-19-2024	(5,974,004)	(6,016,328)	0	(42,324)
5-Year U.S. Treasury Notes	(216)	3-28-2024	(22,991,695)	(23,079,938)	0	(88,243)
					$222,636	$(130,567)
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 3

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields,maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none,the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis,the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
4 | Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$177,598,249	$0	$177,598,249
Asset-backed securities	0	4,992,262	0	4,992,262
Non-agency mortgage-backed securities	0	8,112,020	0	8,112,020
U.S. Treasury securities	16,414,340	0	0	16,414,340
Short-term investments
Investment companies	5,293,214	0	0	5,293,214
	21,707,554	190,702,531	0	212,410,085
Futures contracts	222,636	0	0	222,636
Total assets	$21,930,190	$190,702,531	$0	$212,632,721
Liabilities
Futures contracts	$130,567	$0	$0	$130,567
Total liabilities	$130,567	$0	$0	$130,567
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $1,174,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, agency securities with a market value of $4,111,920 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
Allspring Short Duration Government Bond Fund | 5